As filed with the Securities and Exchange Commission on June 11, 2001

                                                               File Nos. 2-28274
                                                                       811-01604


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933  / X /
                                                                   ---
                      Pre-Effective Amendment No. __              /   /
                                                                   ---
                      Post-Effective Amendment No. 66             / X /
                                                                   ---

                                     and/or

             REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
                               ACT OF 1940                        / X /
                                                                   ---
                             Amendment No. 37                     / X /
                                                                   ---
                        (Check appropriate box or boxes)


                              PIONEER GROWTH SHARES
               (Exact Name of Registrant as Specified in Charter)


                  60 State Street, Boston, Massachusetts 02109
               (Address of Principal Executive Offices) (Zip Code)


       Registrant's Telephone Number, including Area Code: (617) 742-7825

Joseph P. Barri, Hale and Dorr LLP, 60 State Street, Boston, Massachusetts 02109
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

         ___ immediately upon filing pursuant to paragraph (b)
         ___ on [date] pursuant to paragraph (b)
          X  60 days after filing pursuant to paragraph (a)(1)
         ---
         ___ on [date] pursuant to paragraph (a)(1)
         ___ 75 days after filing pursuant to paragraph (a)(2)
         ___ on [date] pursuant to paragraph (a)(2)of Rule 485.

If appropriate, check the following box:

         ___ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                     STATEMENT OF INCORPORATION BY REFERENCE

     The following documents are incorporated herein by reference in their entirety:

                                       As filed with
Document                               the SEC on           Accession Number
----------------------------------     ----------------     --------------------

Prospectuses dated 5/1/01              4/30/01              0001016964-01-500010

Statement of additional informa-
  tion dated 5/1/01                    4/30/01              0001016964-01-500010

PRELIMINARY SUPPLEMENT TO THE PROSPECTUSES FOR PIONEER GROWTH SHARES DATED
MAY 1, 2001. THE CHANGE IN PERFORMANCE FEE INDEX DISCLOSED IN THIS SUPPLEMENT HAS NOT YET BEEN APPROVED BY THE BOARD OF TRUSTEES OF THE FUND. THERE CAN BE NO ASSURANCE THAT THE TRUSTEES WILL APPROVE THE SUCCESSOR INDEX OR AS TO THE TIMING OF ANY SUCH APPROVAL.

                                                                   _______, 2001

            SUPPLEMENT TO THE PROSPECTUSES FOR PIONEER GROWTH SHARES,
                 DATED MAY 1, 2001, AS SUPPLEMENTED ______, 2001


As described below, the management fee paid by Pioneer Growth Shares (the "fund") to Pioneer Investment Management, Inc. ("Pioneer") as a percentage of the fund's average daily net assets increases or decreases based on the relative performance of the fund compared to a benchmark index. Currently and until [October __, 2001], the fund's performance is compared to the Russell 1000 Index (the "current index"). The fund's Management Contract permits the fund's Trustees to replace the current index as the fund's performance benchmark if the Trustees determine that use of another index is more appropriate. The Trustees have approved the Lipper Large-Cap Growth Funds Index as the fund's performance fee index (the "successor index") for performance periods commencing on or after [October __], 2001. Since the fund adopted a performance-based fee in 1999, the fund's investment objective has remained the same but its investment approach has become increasingly oriented to investments in large-cap growth companies. Given that change in investment focus, the Trustees determined that the successor index is a more appropriate measure of the fund's performance than the current index. The current index includes companies with a broader range of capitalizations and issuers that are not growth oriented.

The successor index will be substituted for the current index in prospectively calculating the performance-based adjustment to the basic fee as explained below. The calculation of the performance adjustment for any portion of the performance period prior to the adoption of the successor index would still be based upon the fund's performance compared to the current index.

The following supplements the information presented in the prospectus:

MANAGEMENT FEE
The fund pays Pioneer a fee for managing the fund and to cover the cost of providing certain services to the fund. Pioneer's fee varies based on:
|X| The fund's assets; Pioneer earns an annual basic fee equal to 0.70% of the fund's average daily net assets up to $500 million, 0.65% of the next
    $500 million and 0.625% on assets over $1 billion.
|X| The investment performance of the fund compared to a performance index. The
    Russell 1000 Index, which measures of the performance of the 1,000 largest stocks in the Russell 3000 Index, is the performance index for periods through [October __], 2001 and the Lipper Large-Cap Growth Funds Index, which measures the investment performance of mutual funds with a large-cap growth style, is used for periods commencing on or after [October __], 2001.

The basic fee can increase or decrease by a maximum of 0.10%, depending on the performance of the fund's Class A shares relative to the index.

Pioneer's fee increases or decreases depending upon whether the fund's performance is up and down more or less than that of the applicable index. Each percentage point of difference between the performance of the Class A shares and the index (to a maximum of +/- 10) is multiplied by a performance rate adjustment of 0.01%. As a result, the maximum annualized rate adjustment is +/- 0.10%. This performance comparison is made at the end of each month. An appropriate percentage of this rate (based on the number of days in the current month) is then applied to the fund's average net assets for the entire performance period, giving a dollar amount that will be added to (or subtracted from) the basic fee.

The basic fee became effective on October 1, 1999, and the performance adjustment is subject to a 36-month phase-in period beginning on that date. The basic fee was not adjusted until after September 30, 2000. During the following 24 months, the fund's performance will be measured from October 1, 1999 for purposes of the adjustment. After September 30, 2002, the full rolling 36-month performance period will be effective.



                                                                   xxxxx-00-0601
                                             (C) Pioneer Funds Distributor, Inc.
                                             Underwriter of Pioneer mutual funds

      PRELIMINARY SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION FOR PIONEER GROWTH SHARES DATED MAY 1, 2001. THE CHANGE IN PERFORMANCE FEE INDEX
DISCLOSED IN THIS SUPPLEMENT HAS NOT YET BEEN APPROVED BY THE BOARD OF TRUSTEES
   OF THE FUND. THERE CAN BE NO ASSURANCE THAT THE TRUSTEES WILL APPROVE THE
            SUCCESSOR INDEX OR AS TO THE TIMING OF ANY SUCH APPROVAL.

                                                                  ________, 2001


              SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION
                    PIONEER GROWTH SHARES, DATED MAY 1, 2001,
                         AS SUPPLEMENTED ________, 2001.


The following supplements the information presented under "Investment Adviser":

ADVISORY FEE. As compensation for its management services and expenses incurred, the fund pays Pioneer a management fee that is comprised of two components. The first component is an annual basic fee (the "Basic Fee") equal to 0.70% of the fund's average daily net assets up to $500 million, 0.65% of the next $500 million and 0.625% of the excess over $1 billion. The second component is a performance fee adjustment. An appropriate percentage of the Basic Fee rate (based upon the number of days in the current month) is multiplied by the fund's average daily net assets for the current month, giving a dollar amount which is the monthly Basic Fee.

PERFORMANCE FEE ADJUSTMENT. The Basic Fee is subject to upward or downward adjustment depending on whether, and to what extent, the investment performance of the Class A shares of the fund for the relevant performance period exceeds, or is exceeded by, the investment record (the "record") of a securities index (the "Index") For the period from October 1, 1999 through [______], 2001, the fund's investment performance is compared to the Russell 1000(R) Index. For performance periods commencing on or after [______], 2001, the fund's investment performance is compared to the Lipper Large-Cap Growth Funds Index.

The Basic Fee is computed and accrued daily, the performance fee adjustment is calculated once each month and the entire management fee is paid monthly.

The performance period consists of the current month and the prior 35 months. Each percentage point of difference (up to a maximum difference of +/- 10 percentage points) between the performance of the fund's Class A shares and the applicable Index is multiplied by a performance adjustment rate of 0.01%. The maximum annualized adjustment rate is +/- 0.10%. This performance comparison is made at the end of each month. An appropriate percentage of this rate (based upon the number of days in the current month) is then multiplied by the average daily net assets of the fund over the entire performance period, giving the dollar amount that will be added to (or subtracted from) the Basic Fee. The monthly performance adjustment is further adjusted to the extent necessary to insure that the total annual adjustments to the Basic Fee does not exceed +/- 0.10% of average daily net assets for that year.

The fund's performance is calculated based on the net asset value of the fund's Class A shares. For purposes of calculating the performance adjustment, any dividends or capital gain distributions paid by the fund are treated as if reinvested in Class A shares at the net asset value as of the payment date. The record for each Index is based on change in value, and any dividends paid on the securities or funds that comprise the Index are treated as if reinvested on the ex-dividend date.

From time to time, the Trustees may determine that another securities index is a more appropriate benchmark than the Index for purposes of evaluating the performance of the fund. In such event, a successor index may be substituted for the Index. Similarly, the Trustees may determine that another class of shares is more appropriate for comparing the performance of the fund and may be substituted for the performance of Class A shares. However, the calculation of the performance adjustment for any portion of the performance period prior to the adoption of the successor index or class would still be based upon the fund's performance compared to the Index or Class A shares.

APPLICATION OF PERFORMANCE ADJUSTMENT. The application of the performance adjustment is illustrated by the following hypothetical example, assuming that the net asset value of the Class A shares of the fund and the level of the Index were $10 and $100, respectively, on the first day of the performance period.

                     INVESTMENT PERFORMANCE *                     CUMULATIVE CHANGE
                  FIRST DAY         END OF PERIOD             ABSOLUTE PERCENTAGE POINTS
Fund              $ 10.....             $ 13                     +$ 3              + 30%
Index              100.....              123                     + 23              + 23%

* Reflects performance at net asset value. Any dividends or capital gains distributions paid by the fund are treated as if reinvested in shares of the fund at net asset value as of the payment date and any dividends paid on securities or funds which comprise the Index are treated as if reinvested on the ex-dividend date.

The difference in relative performance for the performance period is +7 percentage points. Accordingly, the annualized management fee rate for the last month of the performance period would be calculated as follows: an appropriate percentage (based upon the number of days in the current month) of the Basic Fee of 0.70% (assuming net assets of up to $500 million) would be applied to the fund's average daily net assets for the month resulting in a dollar amount. The +7 percentage point difference is multiplied by the performance adjustment rate of 0.01% producing a rate of 0.07%. An appropriate percentage of this rate (based upon the number of days in the current month) is then applied to the average daily net assets of the fund over the performance period resulting in a dollar amount which is added to the dollar amount of the Basic Fee. The management fee paid is the dollar amount calculated for the performance period. If the investment performance of the fund during the performance period was exceeded by the performance record of the Index, the dollar amount of performance adjustment would be deducted from the Basic Fee.

Because the adjustment to the Basic Fee is based on the comparative performance of the fund and the record of the Index, the controlling factor is not whether fund performance is up or down, but whether it is up or down more or less than the record of the Index. Moreover, the comparative investment performance of the fund is based solely on the relevant performance period without regard to the cumulative performance over a longer or shorter period of time.

EFFECTIVE DATE OF PERFORMANCE ADJUSTMENT. Under the terms of the management contract, the performance fee is being phased in over a 36-month period. Accordingly, (1) from October 1, 1999 through September 30, 2000 the fund paid management fees at a rate equal to the Basic Fee (without any performance adjustment); (2) from October 1, 2000 through September 30, 2002, the fund pays management fees at a rate equal to the Basic Fee plus or minus the amount of the performance adjustment based upon the current month and the preceding months dating back to the effective date; and (3) beginning on October 1, 2002, the fund will pay management fees at a rate equal to the Basic Fee plus or minus the amount of the performance adjustment based upon the current month and the preceding 35 months.

Prior to October 1, 1999, as compensation for its management services and expenses incurred, Pioneer was entitled to an annual management fee equal to 0.50% of the fund's average daily net assets up to $250 million, 0.48% of the next $50 million and 0.45% of the excess over $300 million. The fee was computed and accrued daily and paid monthly.

See the table in Appendix A for management fees paid to Pioneer during recently completed fiscal years.

The following supplements the information presented under "Comparative Performance Index Descriptions":

LIPPER LARGE CAP GROWTH FUNDS INDEX. The index includes funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Large-cap growth funds typically have an above-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P 500 Index.

                           PART C - OTHER INFORMATION

Item 23.  Exhibits
Amended Form N-1A
Exhibit Reference
       (a)   (1)       Agreement and Declaration of Trust.(1)
       (a)   (1)(a)    Establishment and Designation of Class A and Class B
                       Shares of Beneficial Interest.(1)
       (a)   (1)(b)    Establishment and Designation of Class A, Class B and
                       Class C Shares of Beneficial interest.(2)
       (a)   (1)(c)    Establishment and Designation of Class A, Class B, Class
                       C and Class Y Shares of Beneficial Interest.(3)
       (b)   (2)       Restated By-Laws.(5)
       (c)   (4)       None.
       (d)   (5)       Management Contract with Pioneer Investment
                       Management, Inc.(5)
       (e)   (6)(a)    Underwriting Agreement with Pioneer Funds
                       Distributor, Inc.(5)
       (e)   (6)(b)    Updated Dealer Sales Agreement.(5)
       (f)   (7)       None.
       (g)   (8)       Custodian Agreement with Brown Brothers Harriman &
                       Co.(2)
       (h)   (9)       Investment Company Service Agreement with Pioneer
                       Investment Management Shareholder Services, Inc.
                       (formerly Pioneering Services Corporation.(5)
       (h)   (9)(a)    Administration Agreement with Pioneer Investment
                       Management, Inc. (formerly Pioneering Management
                       Corporation).(4)
       (i)   (10)      Opinion of Counsel.(4)
       (j)   (11)      Consent of Independent Public  Accountants.(6)
       (k)   (12)      None.
       (l)   (13)      None.
       (m)   (15)(a)   Class A Distribution Plan.(5)
       (m)   (15)(b)   Class B Distribution Plan.(5)
       (m)   (15)(c)   Class C Distribution Plan.(2)
       (n)   (17)      Multiple Class Plan Pursuant to Rule 18f-3.(3)
       (o)   (19)      Code of Ethics.(5)
       N/A   (20)      Powers of Attorney.(5)

-------------------------

(1) Previously filed. Incorporated herein by reference from the exhibits filed with Post-Effective Amendment No. 54 to the Registration Statement (File No. 2-28274) as filed with the Securities and Exchange Commission (the "SEC") on April 26, 1995 (Accession No. 0000069404-95-000008).

(2) Previously filed. Incorporated herein by reference from the exhibits filed with Post-Effective Amendment No. 55 to the Registration Statement as filed with the SEC on April 25, 1996 (Accession No. 0000069404-96-000011).

(3) Previously filed. Incorporated herein by reference from the exhibits filed with Post-Effective Amendment No. 57 to the Registration Statement as filed with the SEC on February 13, 1998 (Accession No. 0001016964-98-000007).

(4) Previously filed. Incorporated herein by reference from the exhibits filed with Post-Effective Amendment No. 61 to the Registration Statement as filed with the SEC on February 19, 1999 (Accession No. 0001016964-99-000039).

(5) Previously filed. Incorporated herein by reference from the exhibits filed with Post-Effective Amendment No. 65 to the Registration Statement as filed with the SEC on April 30, 2001 (Accession No. 0001016964-01-500010).

(6) Filed herewith.

Item 24.  Persons Controlled by or Under Common Control with the Fund

     None.

Item 25.  Indemnification

         Except for the Agreement and Declaration of Trust, dated June 16, 1994 (the "Declaration"), establishing the Fund as a business trust under Delaware law, there is no contract, arrangement or statute under which any Trustee, officer, underwriter or affiliated person of the Fund is insured or indemnified. The Declaration provides that no Trustee or officer will be indemnified against any liability to which the Fund would otherwise be subject by reason of or for willful misfeasance, bad faith, gross negligence or reckless disregard of such person's duties.

         Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the "1933 Act"), may be available to Trustees, officers and controlling persons of the Fund pursuant to the foregoing provisions, or otherwise, the Fund has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Fund of expenses incurred or paid by a Trustee, officer or controlling person of the Fund in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Fund will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 26.  Business and Other Connections of Investment Adviser

     Pioneer Investment Management, Inc. ("Pioneer Investments") is a registered investment adviser under the Investment Advisers Act of 1940, as amended, and is an indirect, majority owned subsidiary of UniCredito Italiano S.p.A. ("UniCredito"). Pioneer Investments manages investment companies, pension and profit sharing plans, trusts, estates or charitable organizations and other corporations or business entities.

     To the knowledge of the Fund, none of Pioneer Investments' directors or executive officers is or has been during their employment with Pioneer Investments engaged in any other business, profession, vocation or employment of a substantial nature for the past two fiscal years, except as noted below. Certain directors and officers, however, may hold or may have held various positions with, and engage or have engaged in business for, the investment companies that Pioneer Investments manages and/or other UniCredito subsidiaries.

                              OTHER BUSINESS, PROFESSION, VOCATION OR
                              EMPLOYMENT OF SUBSTANTIAL NATURE WITHIN LAST TWO
NAME OF DIRECTOR/OFFICER      FISCAL YEARS

John F. Cogan, Jr.            Of Counsel, Hale and Dorr LLP, 60 State
                              Street, Boston, Massachusetts 02109

Item 27.  Principal Underwriters

         (a) See "Management of the Fund" in the Statement of Additional Information.

         (b)      Directors and officers of Pioneer Funds Distributor, Inc.:

                       POSITIONS AND OFFICES WITH   POSITIONS AND OFFICES WITH
       NAME            UNDERWRITER                  FUND

David D. Tripple       Director and Chairman        Executive Vice President and
                                                    Trustee

Steven M. Graziano     Director and President       None

Daniel Dart            Executive Vice President     None

William A. Misata      Senior Vice President        None

Marcy L. Supovitz      Senior Vice President        None

Barry G. Knight        Vice President               None

William H. Spencer IV  Senior Vice President,
                       Divisional Sales Manager     None

Jeffrey H. Saunders    Senior Vice President,
                       Divisional Sales Manager

Nate Algiere           Senior Vice President,
                       Divisional Sales Manager     None

Sherwood L. Harris     Senior Vice President,
                       Divisional Sales Manager     None

Elizabeth A. Watson    Vice President, Compliance   None

Steven R. Berke        Assistant Vice President,
                       Blue Sky                     None

I-ling Lu              Treasurer                    None

Dorothy E. Bourassa    Clerk                        Assistant Secretary

The principal business address of each of these individuals is 60 State Street, Boston, Massachusetts 02109-1820.

         (c)      Not applicable.

Item 28.  Location of Accounts and Records

         The accounts and records are maintained at the Fund's office at 60 State Street, Boston, Massachusetts 02109; contact the Treasurer.

Item 29.  Management Services

     Not applicable.

Item 30.  Undertakings

     Not applicable.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Fund has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston and The Commonwealth of Massachusetts on the 8th day of June 2001.

                                             PIONEER GROWTH SHARES



                                        By:  /s/ David D. Tripple
                                             David D. Tripple
                                             Executive Vice President


     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
registration statement has been signed below by the following persons in the capacities and on the date indicated:

Signature                      Title

John F. Cogan, Jr.*            Chairman of the Board              )
John F. Cogan, Jr.             and President                      )
                               (Principal Executive               )
                               Officer)                           )
                                                                  )
                                                                  )
Vincent Nave*                  Chief Financial Officer            )
Vincent Nave                   and Treasurer (Principal           )
                               Financial and Accounting           )
                               Officer)                           )
                                                                  )
                                                                  )
Trustees:                                                         )
                                                                  )
                                                                  )
Mary K. Bush*                                                     )
Mary K. Bush                                                      )
                                                                  )
                                                                  )
John F. Cogan, Jr.*                                               )
John F. Cogan, Jr.                                                )
                                                                  )
                                                                  )
                                                                  )
Richard H. Egdahl*                                                )
Richard H. Egdahl                                                 )
                                                                  )
                                                                  )
Margaret BW Graham*                                               )
Margaret B. W. Graham                                             )
                                                                  )
                                                                  )
Marguerite A. Piret*                                              )
Marguerite A. Piret                                               )
                                                                  )
                                                                  )
/s/ David D. Tripple                                              )
David D. Tripple                                                  )
                                                                  )
                                                                  )
Stephen K. West*                                                  )
Stephen K. West                                                   )
                                                                  )
                                                                  )
John Winthrop*                                                    )
John Winthrop                                                     )
                                                                  )
                                                                  )
*By:     /s/ David D. Tripple                  Dated: June 8, 2001)
         David D. Tripple
         Attorney-in-fact

                                  Exhibit Index


Exhibit
Number          Document Title

(j)     (11)    Consent of Independent Public  Accountants